Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000082229
Account Value [Line Items]
Line Graph and Table Measure Name	Causeway International Opportunities Fund, Institutional Class
Account Value	$ 1,000,000	$ 1,721,687	$ 1,355,721	$ 997,898	$ 1,333,644	$ 1,013,346	$ 1,061,274	$ 1,122,212	$ 1,129,153	$ 919,346	$ 881,671
C000082230
Account Value [Line Items]
Line Graph and Table Measure Name	Causeway International Opportunities Fund, Investor Class
Account Value	$ 10,000	16,803	13,267	9,788	13,116	9,984	10,492	11,114	11,209	9,147	8,789
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Net) (USD)
Account Value	$ 1,000,000	1,663,019	1,326,667	1,101,995	1,472,590	1,188,381	1,153,749	1,168,104	1,147,873	959,682	878,374
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Net) (USD)
Account Value	$ 10,000	16,630	13,267	11,020	14,726	11,884	11,537	11,681	11,479	9,597	8,784
MSCI ACWI ex-USA Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Gross) (USD)
Account Value	$ 1,000,000	1,744,029	1,384,557	1,144,047	1,521,038	1,222,251	1,181,506	1,190,094	1,163,857	968,634	882,220
MSCI ACWI ex-USA Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Gross) (USD)
Account Value	$ 10,000	$ 17,440	$ 13,846	$ 11,440	$ 15,210	$ 12,223	$ 11,815	$ 11,901	$ 11,639	$ 9,686	$ 8,822